Cash, Cash Equivalents and Short-term Investments - Narrative (Details) $ in Thousands	Jun. 30, 2018 USD ($) security	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Debt securities in an unrealized loss position for less than 12 months | security	5	10	21
Aggregate fair value of securities in an unrealized loss position	$ 10,400	$ 22,900	$ 46,600
Securities in unrealized loss positions, greater than one year | security		1
Aggregate fair value of securities in an unrealized loss position longer than 12 months		$ 5,000
Securities held	53,637	67,230	114,448
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Securities held	$ 7,900	$ 12,000	$ 11,500